Other assets - Qualified Affordable Housing Project Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Assets [Abstract]
Qualified affordable housing project investments	$ 1,024	$ 999
Qualified affordable housing project investments, commitment	422	479
Qualified affordable housing project commitment - 2020	152
Qualified affordable housing project commitment - 2021	161
Qualified affordable housing project commitment - 2022	82
Qualified affordable housing project commitment - 2023	5
Qualified affordable housing project commitment - 2024	2
Qualified affordable housing project commitment - 2025 and thereafter	20
Tax credits and other tax benefits	148	163	$ 156
Amortization expense included in the provision for income taxes	$ 121	$ 136	$ 153